Consolidated Statements of Comprehensive Income $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Consolidated Statements of Comprehensive Income [Abstract]
NET INCOME FOR THE YEAR	$ 401,630	$ 564,166	$ 603,745	$ 603,634
Net unrealized gains (losses):
Net change in unrealized gains (losses) on financial instruments at fair value through OCI	(8,540)	(11,996)	15,969	(13,878)
Gains and losses on derivatives held as cash flow hedges	10,358	14,550	(37,546)	(30,943)
Cumulative translation adjustment
Subtotal Other comprehensive income before income taxes	1,818	2,554	(21,577)	(44,821)
Income tax	(493)	(693)	5,810	12,112
Total other comprehensive income items that will be reclassified subsequently to profit or loss	1,325	1,861	(15,767)	(32,709)
Other comprehensive income that will not be reclassified subsequently to profit or loss
Actuarial gains (losses)	(91)	(128)	(247)	(127)
Subtotal other comprehensive income before income taxes	(91)	(128)	(247)	(127)
Income taxes	25	35	66	35
Total other comprehensive income items that will not be reclassified subsequently to profit or loss	(66)	(93)	(181)	(92)
Subtotal other comprehensive income	1,259	1,768	(15,948)	(32,801)
TOTAL CONSOLIDATED COMPREHENSIVE INCOME	402,889	565,934	587,797	570,833
Attributable to:
Equity holders of the parent	402,888	565,933	587,796	570,832
Non-controlling interest	$ 1	$ 1	$ 1	$ 1